TRADE ACCOUNTS RECEIVABLE - Aging list of trade accounts receivable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Aging list of trade accounts receivable
Trade accounts receivable	R$ 9,669,113	R$ 9,090,143
Current [member]
Aging list of trade accounts receivable
Trade accounts receivable	7,887,693	7,575,318
Not later than one month [member]
Aging list of trade accounts receivable
Trade accounts receivable	1,134,381	876,229
Later than one month and not later than two months [member]
Aging list of trade accounts receivable
Trade accounts receivable	270,926	189,164
Later than two months and not later than three months [member]
Aging list of trade accounts receivable
Trade accounts receivable	140,426	139,827
Later than three months and not later than four months [member]
Aging list of trade accounts receivable
Trade accounts receivable	138,234	121,984
Later than four months [member]
Aging list of trade accounts receivable
Trade accounts receivable	R$ 97,453	R$ 187,621